                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ---------------

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4254

                            Smith Barney Income Funds
               (Exact name of registrant as specified in charter)

       125 Broad Street, New York, NY                       10004
   (Address of principal executive offices)               (Zip code)

                            Christina T. Sydor, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                        Date of fiscal year end: July 31
                    Date of reporting period: July 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                               HIGH INCOME FUND

              CLASSIC SERIES  |  ANNUAL REPORT  |  JULY 31, 2003



                              [LOGO] Smith Barney
                                  Mutual Funds
                 Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

 [GRAPHIC] Classic Series

  Annual Report . July 31, 2003

  SMITH BARNEY
  HIGH INCOME FUND


      BETH A. SEMMEL, CFA

      Beth A. Semmel, CFA, has more than 21 years of securities business experience. Ms. Semmel holds a BA in Math and Computer Science from Colgate University.

      PETER J. WILBY, CFA

      Peter J. Wilby, CFA, has more than 23 years of securities business experience. Mr. Wilby holds a BBA and an MBA in Accounting from Pace University.

      FUND OBJECTIVE

      The Fund seeks high current income by investing primarily in high yield corporate bonds, debentures and notes. These securities are commonly known as "junk bonds" because they are rated in the lower rating categories of nationally and internationally recognized rating agencies, or, if unrated, of similar credit quality.

      FUND FACTS

      FUND INCEPTION

      September 2, 1986

      MANAGER INVESTMENT INDUSTRY EXPERIENCE

      21 Years (Beth A. Semmel, CFA)
      23 Years (Peter J. Wilby, CFA)

What's Inside

Letter from the Chairman..............................................  1
Manager Overview......................................................  2
Fund Performance......................................................  4
Historical Performance................................................  5
Schedule of Investments...............................................  6
Statement of Assets and Liabilities................................... 18
Statement of Operations............................................... 19
Statements of Changes in Net Assets................................... 20
Notes to Financial Statements......................................... 21
Financial Highlights.................................................. 26
Independent Auditors' Report.......................................... 30
Additional Information................................................ 31

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer


Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,


/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 13, 2003



             1 Smith Barney High Income Fund | 2003 Annual Report

                               MANAGER OVERVIEW

Performance Review
For the 12 months ended July 31, 2003, Class B shares of the Smith Barney High Income Fund ("Fund"), without sales charges, returned 22.45%. The Fund performed better than the average of its Lipper peer group of high current yield funds, which returned 20.38% during the reporting period./1/ It underperformed its unmanaged benchmark, the Citigroup High-Yield Market (7-10 year) Index ("High-Yield Index"),/i/ which returned 27.71% for the same period. In our experience, it is not uncommon for actively managed mutual funds to lag their unmanaged benchmarks during periods of robust returns, such as during the last 12 months.

Market Review
The high-yield market rallied during the year from oversold levels last summer, with the High-Yield Index recording eight consecutive monthly increases from November through June. The rally began as default rates started to decline, the deadline for the August certification of financial statements passed without additional major accounting or fraud problems, and the economy showed signs of improvement. The Fed's reduction of short-term interest rates to 1.25% in November further contributed to an improving environment for high-yield securities.

Despite weak equity markets, a struggling economy, the conflict with Iraq, and heightened concerns about North Korea's nuclear program, the high-yield market continued to gain momentum throughout the first quarter of 2003. As major hostilities in Iraq ended, many companies reported first-quarter earnings that were in line with estimates. This continued to aid a recovering equity market. These events, coupled with expectations during May that the Fed may cut its target for short-term interest rates (which it proceeded to do in June by another 0.25% albeit below expectations in the market), all helped buoy high-yield securities through mid-June.

Over the last year, new supply of high-yield bonds increased dramatically as issuers capitalized on the opportunity to issue debt at lower interest rates and to "term-out" shorter maturity debt. However, the high-yield market lost ground through the end of June and July as the yield on 10-year U.S. Treasuries soared from the low 3% range in mid-June to almost 4.5% by the end of July. These rising yields, the subsequent high-yield bond fund outflows, and the overcrowded new issue market caused the high-yield market to move lower as the period came to a close.

Fund Overview
Issues rated CCC contributed to a significant share of the high-yield market's return as the prices of these securities traded up from previously distressed levels. (Please note that bonds trading in this CCC credit category and high-yield bonds in general are subject to additional risks, such as the increased risk of default, because of the lower credit quality of these issues.) The Fund increased its weighting to issues in the CCC credit category during the period, and it was overweight issues in this category at the beginning and end of the period versus the High-Yield Index. The Fund also increased its weightings in the cable and media, energy, telecommunications, communications towers and utilities sectors. Rallying from distressed levels, these sectors



/1/Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended July 31, 2003, calculated among 389 funds in the Lipper high current yield funds category with reinvestment of dividends and capital gains excluding sales charges.

             2 Smith Barney High Income Fund | 2003 Annual Report finished the year among the top performers of the High-Yield Index. During the period, many bonds in the utilities and energy sectors were added to the High-Yield Index. Although the Fund increased its exposure to the utilities and energy sectors during the period, it was underweight these sectors as of the period's close.

Additionally, the Fund reduced its overweighted position to an underweighted position in the leisure and technology sectors as of the period's close and maintained an underweighted position in the financials sectors during the period. The financials and leisure industries underperformed the High-Yield Index, while technology outperformed it.

Thank you for your investment in the Smith Barney High Income Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

              /s/ Beth A. Semmel         /s/ Peter J. Wilby

              Beth A. Semmel, CFA        Peter J. Wilby, CFA
              Vice President and         Vice President and
              Investment Officer         Investment Officer

August 13, 2003


The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of July 31, 2003 and are subject to change. Please refer to pages 6 through 16 for a list and percentage breakdown of the Fund's holdings.

/i/The High-Yield Index is an unmanaged broad-based index of high-yield bonds with a remaining maturity of at least seven years, but less than 10 years. Please note that an investor cannot invest directly in an index.

             3 Smith Barney High Income Fund | 2003 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)

                                       Without Sales Charges/(1)/
                                    ------------------------------
                                    Class A Class B Class L Class Y
--------------------------------------------------------------------
Twelve Months Ended 7/31/03          23.23%  22.45%  22.55%  23.58%
-------------------------------------------------------------------
Five Years Ended 7/31/03             (0.94)  (1.45)  (1.36)  (0.58)
-------------------------------------------------------------------
Ten Years Ended 7/31/03               4.19    3.67     N/A     N/A
-------------------------------------------------------------------
Inception* through 7/31/03            5.45    6.02    4.19    3.29++
-------------------------------------------------------------------
                                        With Sales Charges/(2)/
                                    ------------------------------
                                    Class A Class B Class L Class Y
--------------------------------------------------------------------
Twelve Months Ended 7/31/03          17.71%  17.95%  20.35%  23.58%
-------------------------------------------------------------------
Five Years Ended 7/31/03             (1.84)  (1.57)  (1.56)  (0.58)
-------------------------------------------------------------------
Ten Years Ended 7/31/03               3.71    3.67     N/A     N/A
-------------------------------------------------------------------
Inception* through 7/31/03            5.00    6.02    4.07    3.29++
-------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                             Without Sales Charges/(1)/
-----------------------------------------------------------------------
Class A (7/31/93 through 7/31/03)                      50.73%
---------------------------------------------------------------------
Class B (7/31/93 through 7/31/03)                      43.36
---------------------------------------------------------------------
Class L (Inception* through 7/31/03)                   44.25
---------------------------------------------------------------------
Class Y (Inception* through 7/31/03)                   27.45++
---------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC occurs. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 * Inception dates for Class A, B, L and Y shares are November 6, 1992, September 2, 1986, August 24, 1994 and April 28, 1995, respectively.
 ++ Performance calculations for Class Y shares use February 5, 1996 as the inception date since all Class Y shares redeemed and new shares in Class Y were not purchased until February 5, 1996.


             4 Smith Barney High Income Fund | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Class B Shares of the Smith Barney High Income
Fund vs. Citigroup High-Yield Market (7-10 year) Index+
--------------------------------------------------------------------------------
                            July 1993 -- July 2003

                 [CHART]

                Smith Barney             Citigroup
              High Income Fund -      High-Yield Market
               Class B Shares       (7 - 10 year) Index
            ---------------------   --------------------
Jul/1993          10,000                   10,000
Jul/1994          10,160                   11,653
Jul/1995          11,152                   11,348
Jul/1996          12,090                   13,615
Jul/1997          14,233                   15,193
Jul/1998          15,420                   17,455
Jul/1999          14,780                   17,686
Jul/2000          14,839                   17,581
Jul/2001          13,234                   16,637
Jul/2002          11,708                   14,565
Jul/2003          14,336                   18,601


+ Hypothetical illustration of $10,000 invested in Class B shares on July 31,
  1993, assuming reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2003. The Citigroup High-Yield Market (7-10 year) Index includes cash-pay and deferred-interest bonds with a remaining maturity of at least seven years, but less than ten years. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



             5 Smith Barney High Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS                                           JULY 31, 2003

    FACE
   AMOUNT    RATING(a)                                      SECURITY                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 92.4%
Aerospace and Defense -- 0.4%
$  3,770,000 CCC+      Dunlop Standard Aerospace Holdings PLC, Sr. Notes, 11.875% due 5/15/09              $     4,109,300
--------------------------------------------------------------------------------------------------------------------------
Airlines -- 1.2%
   3,660,000 D         Air Canada, Sr. Notes, 10.250% due 3/15/11 (b)                                            2,003,850
   8,721,391 CCC       Airplanes Pass-Through Trust, Corporate Asset-Backed Securities, Series 1, Class D,
                         10.875% due 3/15/19                                                                       261,642
                       Continental Airlines, Inc. Pass-Through Certificates:
                        Class C:
   3,320,000 BB-          Series 1999-2, 7.434% due 9/15/04                                                      3,020,198
   1,266,052 BB           Series 2000-2, 8.312% due 4/2/11                                                         975,458
   5,080,000 B+         Class D, Series D, 7.568% due 12/1/06                                                    3,853,278
                       United Air Lines, Inc. Pass-Through Certificates:
   5,194,128 CCC+       Series 2000-2, Class B, 7.811% due 10/1/09 (b)                                           1,277,366
                        Series 2001-1:
                          Class B:
   2,116,671 CCC            8.030% due 7/1/11                                                                      507,800
   1,008,000 B+             6.932% due 9/1/11                                                                      254,389
   2,210,000 CCC+         Class C, 6.831% due 9/1/08                                                               243,484
   1,886,869 A+        US Airways Inc., Pass-Through Certificates, Series 1999-1, 8.360% due 1/20/19             1,760,695
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,158,160
--------------------------------------------------------------------------------------------------------------------------
Automotive -- 3.0%
   1,535,000 B+        Arvin Capital I, Notes, 9.500% due 2/1/27                                                 1,600,237
   4,000,000 B         CSK Auto Inc., Sr. Notes, 12.000% due 6/15/06                                             4,455,000
                       Dana Corp.:
   4,130,000 BB         6.500% due 3/1/09                                                                        3,882,200
   1,865,000 BB         Sr. Notes, 10.125% due 3/15/10                                                           2,032,850
     870,000 B-        Eagle-Picher Industries, Inc., Sr. Sub. Notes, 9.375% due 3/1/08                            865,650
   1,800,000 BBB       Ford Motor Co., Sr. Notes, 7.450% due 7/16/31                                             1,541,248
   2,600,000 BBB       Ford Motor Credit Co., Sr. Notes, 7.250% due 10/25/11                                     2,577,580
   2,350,000 B+        General Maritime Corp., Sr. Notes, 10.000% due 3/15/13 (c)                                2,585,000
                       General Motors:
   1,025,000 BBB        Debentures, 8.375% due 7/15/33                                                             960,216
   5,150,000 BBB        Sr. Notes, 7.125% due 7/15/13                                                            5,031,406
   2,525,000 BBB       General Motors Accept Corp., Sr. Notes, 6.875% due 8/28/12                                2,454,598
     390,000 CCC       LDM Technologies Inc., Sr. Sub. Notes, Series B, 10.750% due 1/15/07                        388,050
   1,225,000 B-        Rexnord Corp., Sr. Notes, 10.125% due 12/15/12                                            1,347,500
   2,000,000 CCC+      Tenneco Automotive, Inc., Secured Sr. Notes, 10.250% due 7/15/13 (c)                      2,020,000
   2,900,000 B+        TRW Automotive, Inc., Sr. Notes, 9.375% due 2/15/13 (c)                                   3,175,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                34,917,035
--------------------------------------------------------------------------------------------------------------------------
Broadcasting/Cable -- 11.8%
   1,300,000 B-        Allbritton Communications Co., Sr. Sub. Notes, 7.750% due 12/15/12                        1,287,000
   3,000,000 BBB+      AOL Time Warner, Inc., Sr. Notes, 7.625% due 4/15/31                                      3,122,070
                       Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp.:
                        Sr. Discount Notes:
  24,930,000 CCC-         Step bond to yield 11.915% due 1/15/10                                                15,955,200
   5,775,000 CCC-         Step bond to yield 11.643% due 1/15/11                                                 3,465,000
   8,395,000 CCC-         Step bond to yield 17.642% due 5/15/11                                                 4,533,300
   4,975,000 CCC-       Sr. Notes, 10.750% due 10/1/09                                                           4,017,312

                      See Notes to Financial Statements.


             6 Smith Barney High Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT       RATING(a)                                        SECURITY                                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting/Cable -- 11.8% (continued)
                          CSC Holdings Inc.:
                           Sr. Notes:
$  2,150,000    BB-          7.875% due 12/15/07                                                                 $     2,155,375
                             Series B:
   2,525,000    BB-            8.125% due 7/15/09                                                                      2,512,375
   1,505,000    BB-            7.625% due 4/1/11                                                                       1,467,375
                           Sr. Sub. Debentures:
  10,480,000    B+           10.500% due 5/15/16                                                                      11,213,600
   5,050,000    BB-          7.625% due 7/15/18                                                                        4,696,500
   2,025,000    B+           9.875% due 4/1/23                                                                         2,100,938
   4,975,000    B         DIRECTV Holdings/Finance, Sr. Notes, 8.375% due 3/15/13 (c)                                  5,522,250
                          EchoStar DBS Corp., Sr. Notes:
   7,375,000    BB-        10.375% due 10/1/07                                                                         8,057,187
   6,425,000    BB-        9.125% due 1/15/09                                                                          7,083,562
   5,100,000    BB-        9.375% due 2/1/09                                                                           5,412,375
   7,909,000    B-        Emmis Communications Corp., Sr. Discount Notes, step bond to yield 12.322% due 3/15/11       6,801,740
   5,579,000    B-        Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield
                            13.689% due 2/15/11                                                                        4,560,833
   5,000,000    B+        Mediacom LLC, Sr. Notes, 9.500% due 1/15/13                                                  4,975,000
     775,000    B-        NextMedia Operating, Inc., Sr. Notes, 10.750% due 7/1/11                                       856,375
                          Paxson Communications Corp.:
   3,015,000    CCC+       Sr. Discount Notes, step bond to yield 15.541% due 1/15/09                                  2,336,625
   1,360,000    CCC+       Sr. Sub. Notes, 10.750% due 7/15/08                                                         1,394,000
                          Pegasus Communications Corp., Sr. Notes, Series B:
     380,000    CCC-       9.625% due 10/15/05                                                                           349,600
   1,495,000    CCC-       9.750% due 12/1/06                                                                          1,375,400
   1,855,000    CCC-      Pegasus Satellite Communications, Inc., Sr. Discount Notes, step bond to yield
                            19.832% due 3/1/07                                                                         1,530,375
   2,440,000    B-        Radio One, Inc., Sr. Notes, 8.875% due 7/1/11                                                2,635,200
   9,665,000    BB-       Rogers Cablesystems, Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15                         10,873,125
   1,900,000    B-        Spanish Broadcasting System, Inc., Sr. Sub. Notes, 9.625% due 11/1/09                        2,004,500
   5,200,000    BBB+      Time Warner Inc., Sr. Notes, 6.625% due 5/15/29                                              4,839,588
                          Vivendi Universal, Sr. Notes:
   7,725,000    B+         6.250% due 7/15/08 (c)                                                                      7,580,156
   2,600,000    B+         9.250% due 4/15/10 (c)                                                                      2,905,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     137,619,436
-----------------------------------------------------------------------------------------------------------------------------
Building/Construction -- 3.8%
     940,000    B-        Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12                                1,019,900
   3,775,000    B-        Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09                              4,001,500
   1,830,000    BB        Beazer Homes USA, Sr. Notes, 8.625% due 5/15/11                                              1,958,100
   3,100,000    B-        Brand Services Inc., Sr. Notes, 12.000% due 10/15/12                                         3,518,500
   2,250,000    BB-       Case Corp., Notes, 7.250% due 1/15/16                                                        1,878,750
                          D.R. Horton, Inc.:
   2,190,000    BB         Sr. Notes, 8.000% due 2/1/09                                                                2,365,200
   1,905,000    B+         Sr. Sub. Notes, 9.375% due 3/15/11                                                          2,095,500
   2,861,000    BB-       KB Home, Sr. Sub. Notes, 9.500% due 2/15/11                                                  3,147,100
   3,165,000    BBB-      Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10                                         3,684,877
   2,265,000    B+        Meritage Corp., Sr. Notes, 9.750% due 6/1/11                                                 2,468,850
   5,045,000    B-        Nortek, Inc., Sr. Sub. Notes, Series B, 9.875% due 6/15/11                                   5,322,475
   1,875,000    C         Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09                                         609,375

                      See Notes to Financial Statements.


             7 Smith Barney High Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(a)                                   SECURITY                                         VALUE
-----------------------------------------------------------------------------------------------------------------------
Building/Construction -- 3.8% (continued)
$    295,000 BB+       Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10                              $       336,300
   3,625,000 B+        Schuler Homes, Inc., Sr. Sub. Notes, 10.500% due 7/15/11                            4,114,375
                       Standard Pacific Corp.:
   2,400,000 BB         Sr. Notes, 8.500% due 4/1/09                                                       2,544,000
   1,880,000 B+         Sr. Sub. Notes, 9.250% due 4/15/12                                                 2,049,200
   2,375,000 B         Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11                           2,576,875
--------------------------------------------------------------------------------------------------------------------
                                                                                                          43,690,877
--------------------------------------------------------------------------------------------------------------------
Business Services -- 0.3%
   5,815,000 D         Outsourcing Solutions Inc., Sr. Sub. Notes, Series B, 11.000% due 11/1/06 (b)          87,225
   3,655,000 B         Williams Scotsman, Inc., Sr. Notes, 9.875% due 6/1/07                               3,554,488
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,641,713
--------------------------------------------------------------------------------------------------------------------
Chemicals -- 4.7%
   2,575,000 B+        Acetex Corp., Sr. Notes, 10.875% due 8/1/09 (c)                                     2,832,500
   2,350,000 B+        Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11                                    2,561,500
   2,625,000 NR        Aqua Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08                                  2,257,500
   3,675,000 CCC+      Avecia Group PLC, Sr. Notes, 11.000% due 7/1/09                                     3,142,125
   2,525,000 BB+       FMC Corp., Sr. Notes, 6.750% due 5/5/05                                             2,518,687
  31,260,000 B-        Huntsman ICI Holdings LLC, Sr. Discount Notes, zero coupon bond to yield
                         14.993% due 12/31/09                                                             12,347,700
   1,865,000 B         Huntsman International LLC, Sr. Notes, 9.875% due 3/1/09                            1,920,950
   3,710,000 B+        IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11                            3,728,550
   3,660,000 BB-       ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11                       4,135,800
   3,780,000 B+        ISP Holdings Inc, Secured Notes, Series B, 10.625% due 12/15/09                     4,025,700
   3,690,000 BB-       Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12                           3,717,675
   1,490,000 BBB-      Methanex Corp., Sr. Notes, 8.750% due 8/15/12                                       1,639,000
   1,395,000 B-        OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11                                 1,374,075
   2,850,000 BB-       Rhodia SA, Sr. Sub., 8.875% due 6/1/11 (c)                                          2,736,000
     365,000 B+        Terra Capital Inc., Secured Sr. Notes, 12.875% due 10/15/08                           390,550
   2,000,000 B-        United Industries Corp., Sr. Notes, Series D, 9.875% due 4/1/09                     2,110,000
   3,500,000 B+        Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11 (c)                          3,500,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          54,938,312
--------------------------------------------------------------------------------------------------------------------
Consumer Products and Services -- 4.5%
   1,500,000 B+        AKI Inc., Sr. Notes, 10.500% due 7/1/08                                             1,545,000
     735,000 BBB-      American Greetings Corp., Notes, 6.100% due 8/1/28                                    742,350
   5,575,000 BBB-      Avis Group Holdings, Inc., Sr. Sub. Notes, 11.000% due 5/1/09                       6,278,844
   6,250,000 B-        Home Interiors & Gifts, Sr. Sub. Notes, 10.125% due 6/1/08                          6,125,000
     750,000 B-        Icon Health & Fitness, Sr. Sub. Notes, 11.250% due 4/1/12                             802,500
   3,066,000 CCC       Remington Product Co., LLC, Sr. Sub. Notes, Series D, 11.000% due 5/15/06           3,088,995
   3,020,000 CCC+      Revlon Consumer Products Corp., Sr. Notes, 12.000% due 12/1/05                      2,906,750
   2,875,000 B         Salton Inc., Sr. Sub. Notes, 12.250% due 4/15/08                                    2,932,500
                       Sealy Mattress Co., Series B:
   7,850,000 B-         Sr. Discount Notes, step bond to yield 11.188% due 12/15/07                        7,732,250
     825,000 B-         Sr. Sub. Notes, 9.875% due 12/15/07                                                  796,125
                       Service Corp. International:
   2,605,000 BB-        Debentures, 7.875% due 2/1/13                                                      2,539,875
                        Notes:
   2,860,000 BB-          6.875% due 10/1/07                                                               2,852,850
   2,895,000 BB-          6.500% due 3/15/08                                                               2,822,625
   2,940,000 BB-       Sola International Inc., Notes, 6.875% due 3/15/08                                  2,848,125

                      See Notes to Financial Statements.


             8 Smith Barney High Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT       RATING(a)                          SECURITY                                 VALUE
------------------------------------------------------------------------------------------------------
Consumer Products and Services -- 4.5% (continued)
$  3,229,000    BB+       Standard Commercial Tobacco Co., Inc., Sr. Notes, 8.875%
                            due 8/1/05                                                 $     3,309,725
   4,505,000    B+        Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due
                            7/1/08                                                           5,045,600
---------------------------------------------------------------------------------------------------
                                                                                            52,369,114
---------------------------------------------------------------------------------------------------
Containers/Packaging -- 4.2%
   5,350,000    B+        Anchor Glass Container, Secured Sr. Notes, 11.000% due
                            2/15/13 (c)                                                      5,791,375
   7,550,000    BB        Owens-Brockway Glass Container Inc., Secured Sr. Notes,
                            8.875% due 2/15/09                                               7,927,500
     500,000    B+        Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05                  505,000
   3,775,000    B+        Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11             4,095,875
   2,400,000    B-        Pliant Corp., Secured Sr. Notes, 11.125% due 9/1/09 (c)            2,532,000
     545,000    B-        Pliant Corp., Sr. Sub. Notes, 13.000% due 6/1/10 (d)                 476,875
   2,000,000    B         Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10 (c)           2,000,000
   9,535,000    B3*       Riverwood International Corp., Sr. Notes, 10.625% due 8/1/07       9,916,400
   3,295,000    BBB       Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)                    3,528,882
   9,250,000    B         Stone Container Finance Corp., Sr. Notes, 11.500% due
                            8/15/06 (c)                                                      9,851,250
   2,585,000    B-        Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750% due
                            6/15/10                                                          2,507,450
---------------------------------------------------------------------------------------------------
                                                                                            49,132,607
---------------------------------------------------------------------------------------------------
Credit Trust -- 0.8%
                          First Consumers Master Trust, Personal Notes, Class A:
   4,596,945    BB          Series 1999-A, 5.800% due 12/15/05 (c)                           4,419,936
   4,534,890    BB          Series 2001-A, 1.417% due 9/15/08                                4,357,920
---------------------------------------------------------------------------------------------------
                                                                                             8,777,856
---------------------------------------------------------------------------------------------------
Energy -- 4.3%
   2,325,000    BB        Compagnie Generale de Geophysique SA, Sr. Notes, 10.625%
                            due 11/15/07                                                     2,418,000
   4,395,000    BB-       Leviathan Gas Pipeline Partners, L.P./Leviathan Finance
                            Corp., Sr. Sub. Notes, Series B, 10.375% due 6/1/09              4,823,513
   2,665,000    BB        Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11                   3,024,775
   3,580,000    B+        Magnum Hunter Resources Inc., Sr. Notes, 9.600% due 3/15/12        3,848,500
   1,147,000    B         Nuevo Energy Co., Sr. Sub. Notes, Series B, 9.500% due
                            6/1/08                                                           1,210,085
   1,851,000    Aa2*      Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08          2,238,575
                          Plains Resources, Inc., Sr. Sub. Notes:
   1,830,000    B           8.750% due 7/1/12                                                1,912,350
   2,000,000    B           8.750% due 7/1/12 (c)                                            2,090,000
                          Pogo Producing Co., Sr. Sub. Notes, Series B:
     775,000    BB          10.375% due 2/15/09                                                837,000
   1,155,000    BB          8.250% due 4/15/11                                               1,241,625
   4,225,000    BB        Pride International Inc., Sr. Notes, 10.000% due 6/1/09            4,584,125
   1,640,000    B-        Range Resources Corp., Sr. Sub. Notes, 8.750% due 1/15/07          1,696,034
   1,920,000    BB-       SESI LLC, Sr. Notes, 8.875% due 5/15/11                            2,083,200
   2,800,000    B+        Stone Energy Corp., Sr. Sub. Notes, 8.750% due 9/15/07             2,919,000
                          Swift Energy Co., Sr. Sub. Notes:
   2,000,000    B           10.250% due 8/1/09                                               2,115,000
   1,505,000    B           9.375% due 5/1/12                                                1,617,875
   1,115,000    CCC+      Trico Marine Services, Sr. Notes, 8.875% due 5/15/12                 805,588
                          Vintage Petroleum, Inc.:
   2,680,000    BB-         Sr. Notes, 8.250% due 5/1/12                                     2,867,600
                            Sr. Sub. Notes:
   2,260,000    B            9.750% due 6/30/09                                              2,406,900
   2,000,000    B            7.875% due 5/15/11                                              2,090,000

                      See Notes to Financial Statements.


             9 Smith Barney High Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(a)                          SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
Energy -- 4.3% (continued)
$  1,500,000 B+        Westport Resources Corp., Sr. Notes, 8.250% due 11/1/11      $     1,605,000
   2,005,000 BB+       Windsor Petroleum Transport Co., Notes, 7.840% due 1/15/21
                         (c)                                                              1,912,269
---------------------------------------------------------------------------------------------------
                                                                                         50,347,014
---------------------------------------------------------------------------------------------------
Environmental Services -- 1.3%
                       Allied Waste North America, Inc.:
                         Sr. Notes:
     925,000 BB-          7.875% due 4/15/13                                                948,125
   2,980,000 BB-          Series B, 7.875% due 1/1/09                                     3,032,150
                         Sr. Sub. Notes:
   5,610,000 BB-          8.500% due 12/1/08                                              5,946,600
   4,770,000 B+           10.000% due 8/1/09                                              5,050,237
---------------------------------------------------------------------------------------------------
                                                                                         14,977,112
---------------------------------------------------------------------------------------------------
Financial Services -- 2.5%
   6,850,000 CCC       Athena Neuro Finance LLC, Sr. Notes, 7.250% due 2/21/08            5,445,750
     935,000 BB-       Case Credit Corp., Notes, 6.750% due 10/21/07                        860,200
   3,690,000 BB        Markel Capital Trust I, Capital Securities, Series B,
                         8.710% due 1/1/46                                                3,523,555
   4,575,000 B         MDP Acquisitions PLC, Sr. Notes, 9.625% due 10/1/12                4,849,500
   7,890,000 CCC-      Ocwen Capital Trust I, Capital Securities, 10.875% due
                         8/1/27                                                           6,588,150
   1,970,000 B-        Ocwen Federal Bank FSB, Sub. Debentures, 12.000% due 6/15/05       1,989,700
   4,016,000 B-        Ocwen Financial Corp., Notes, 11.875% due 10/1/03                  4,056,160
   2,250,000 BB+       PXRE Capital Trust I, Capital Trust, Pass-Through
                         Securities, 8.850% due 2/1/27                                    2,002,500
---------------------------------------------------------------------------------------------------
                                                                                         29,315,515
---------------------------------------------------------------------------------------------------
Food and Beverage -- 1.1%
   1,025,000 B+        Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10                 1,014,750
   1,850,000 B+        Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11           1,970,250
   2,040,000 BB-       Dean Foods Co., Sr. Notes, 6.900% due 10/15/17                     2,029,800
   2,000,000 B         Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12 (c)           2,090,000
     370,000 CCC+      Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07               351,500
   3,510,000 B-        Michael Foods, Inc., Sr. Sub. Notes, Series B, 11.750% due
                         4/1/11                                                           4,054,050
   1,510,000 CCC       Mrs. Fields Original Cookies Inc., Sr. Sub. Notes, Series
                         B, 10.125% due 12/1/04                                             732,350
---------------------------------------------------------------------------------------------------
                                                                                         12,242,700
---------------------------------------------------------------------------------------------------
Healthcare -- 3.4%
   1,050,000 B-        aaiPharma Inc., Sr. Notes, 11.000% due 4/1/10                      1,160,250
   1,000,000 B-        Ameripath Inc., Sr. Notes, 10.500% due 4/1/13                      1,060,000
   4,500,000 B-        Dade Behring, Inc., Sr. Notes, 11.910% due 10/3/10                 5,118,750
   1,530,000 B-        Extendicare Health Services, Sr. Notes, 9.500% due 7/1/10          1,625,625
   4,000,000 B-        Hanger Orthopedic Group, Inc., Sr. Sub. Notes, 11.250% due
                         6/15/09                                                          4,340,000
   6,000,000 B-        Insight Health Services, Sr. Notes, Series B, 9.875% due
                         11/1/11                                                          6,180,000
   4,420,000 B+        Per-Se Technologies, Inc., Sr. Notes, Series B, 9.500% due
                         2/15/05                                                          4,486,300
                       Tenet Healthcare Corp., Sr. Notes:
   1,275,000 BB          5.375% due 11/15/06                                              1,220,813
   3,470,000 BB          6.875% due 11/15/31                                              3,001,550
   2,000,000 B+        Triad Hospitals Inc., Sr. Notes, Series B, 8.750% due 5/1/09       2,140,000
   3,670,000 B-        Universal Hospital Services, Inc., Sr. Notes, 10.250% due
                         3/1/08                                                           3,798,450
   5,400,000 CCC+      Vanguard Health Systems, Sr. Sub. Notes, 9.750% due 8/1/11         5,481,000
---------------------------------------------------------------------------------------------------
                                                                                         39,612,738
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


             10 Smith Barney High Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(a)                                    SECURITY                                           VALUE
-----------------------------------------------------------------------------------------------------------------------
Hotels/Resort/Cruiselines -- 5.9%
$  2,880,000 B         Alliance Gaming Corp., Sr. Sub. Notes, Series B, 10.000% due 8/1/07              $     2,991,600
   4,725,000 B         Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09                           5,315,625
   2,500,000 B+        Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11                                   2,675,000
   3,300,000 CCC+      Courtyard By Marriott II L.P./Courtyard Finance Co., Sr. Notes, Series B,
                         10.750% due 2/1/08                                                                   3,279,375
   2,775,000 B         Herbst Gaming Inc., Secured Sr. Notes, 10.750% due 9/1/08                              3,059,437
   1,275,000 B+        Horseshoe Gaming Holdings, Sr. Sub. Notes, Series B, 8.625% due 5/15/09                1,357,875
                       Hilton Hotels Corp., Sr. Notes:
   3,105,000 BBB-        7.950% due 4/15/07                                                                   3,299,062
   1,325,000 BBB-        7.625% due 12/1/12                                                                   1,397,875
   3,965,000 B+        HMH Properties, Inc., Sr. Notes, Series A, 7.875% due 8/1/05                           4,034,387
                       Mandalay Resort Group:
   1,500,000 BB-         Sr. Sub. Debentures, 7.625% due 7/15/13                                              1,518,750
   3,630,000 BB-         Sr. Sub. Notes, 10.250% due 8/1/07                                                   4,011,150
                       MGM MIRAGE, Sr. Sub. Notes:
   1,835,000 BB+         9.750% due 6/1/07                                                                    2,018,500
   4,870,000 BB+         8.375% due 2/1/11                                                                    5,357,000
                       Park Place Entertainment Corp., Sr. Sub. Notes:
   2,575,000 BB+         8.875% due 9/15/08                                                                   2,819,625
   8,055,000 BB+         8.125% due 5/15/11                                                                   8,779,950
   3,740,000 B+        Station Casinos, Sr. Sub. Notes, 8.875% due 12/1/08                                    3,908,300
   4,950,000 B+        Suns International Hotels, Sr. Notes, 8.875% due 8/15/11                               5,346,000
   1,375,000 B+        Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (c)             1,467,813
   5,150,000 B-        Venetian Casino Resort, LLC /Las Vegas Sands, Inc., Mortgage Notes,
                         11.000% due 6/15/10                                                                  5,716,500
----------------------------------------------------------------------------------------------------------------------
                                                                                                             68,353,824
----------------------------------------------------------------------------------------------------------------------
Industrial Equipment and Supplies -- 2.1%
   3,100,000 B         Applied Extrusion Technologies, Sr. Notes, Series B, 10.750% due 7/1/11                2,061,500
   2,750,000 B-        Columbus McKinnon Corp., Secured Sr. Notes, 10.000% due 8/1/10 (c)                     2,818,750
   4,979,000 B         Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10                                   5,676,060
   2,200,000 B-        General Binding Corp., Sr. Notes, 9.375% due 6/1/08                                    2,145,000
                       Muzak LLC, Sr. Notes:
   2,825,000 B           10.000% due 2/15/09 (c)                                                              2,938,000
   3,050,000 B-          9.875% due 3/15/09                                                                   2,943,250
   1,535,000 B+        NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09                                       1,696,175
   4,990,000 CCC+      Park-Ohio Industries, Inc., Sr. Sub. Notes, 9.250% due 12/1/07                         4,466,050
----------------------------------------------------------------------------------------------------------------------
                                                                                                             24,744,785
----------------------------------------------------------------------------------------------------------------------
Leisure -- 0.9%
                       AMC Entertainment Inc., Exchange Sr. Sub. Notes:
   6,235,000 CCC+        9.500% due 3/15/09                                                                   6,422,050
   2,890,000 CCC+        9.500% due 2/1/11                                                                    3,005,600
   1,380,000 CCC       Imax Corp., Sr. Notes, 7.875% due 12/1/05                                              1,366,200
----------------------------------------------------------------------------------------------------------------------
                                                                                                             10,793,850
----------------------------------------------------------------------------------------------------------------------
Metals/Mining -- 0.7%
   2,500,000 B-        Compass Minerals Group, Inc., Sr. Notes, 10.000% due 8/15/11                           2,800,000
   3,790,000 BBB-      Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                                       4,286,577
   1,075,000 BB-       Wolverine Tube Inc., Sr. Notes, 10.500% due 4/1/09                                     1,139,500
----------------------------------------------------------------------------------------------------------------------
                                                                                                              8,226,077
----------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


             11 Smith Barney High Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(a)                                      SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------------------
Paper/Forestry Products -- 2.9%
$  4,900,000 BB+       Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30                           $     4,796,713
   5,000,000 BB+       Bowater Inc., Sr. Notes, 6.500% due 6/15/13 (c)                                          4,483,520
                       Buckeye Technologies Inc., Sr. Sub. Notes:
   1,900,000 B          9.250% due 9/15/08                                                                      1,852,500
   6,685,000 B          8.000% due 10/15/10                                                                     6,150,200
   5,960,000 B+        Louisiana-Pacific Corp., Sr. Sub. Notes, 10.875% due 11/15/08                            6,824,200
   1,115,000 B+        Millar Western Forest, Sr. Notes, 9.875% due 5/15/08                                     1,159,600
   1,675,000 BB        Norske Skog, Sr. Notes, 8.625% due 6/15/11                                               1,666,625
   7,400,000 BB        Tembec Industries Inc., Sr. Notes, 8.625% due 6/30/09                                    7,030,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               33,963,358
-------------------------------------------------------------------------------------------------------------------------
Printing/Publishing -- 2.0%
   2,100,000 B         Dex Media East LLC/FIN, Sr. Notes, 12.125% due 11/15/12                                  2,425,500
   1,845,000 B+        Garden State Newspapers, Inc., Sr. Sub. Notes, Series B, 8.750% due 10/1/09              1,902,656
   6,041,033 B-        Hollinger Participation, Sr. Notes, 12.125% due 11/15/10 (c)                             6,947,188
                       Mail-Well I Corp., Sr. Notes:
   3,180,000 BB-        9.625% due 3/15/12                                                                      3,394,650
     550,000 B          Series B, 8.750% due 12/15/08                                                             530,750
   1,950,000 B         PEI Holdings Inc., Sr. Notes, 11.000% due 3/15/10 (c)                                    2,154,750
   3,525,000 B2*       R.H. Donnelley Finance Corp., Sr. Sub. Notes, 10.875% due 12/15/12 (c)                   3,983,250
   1,875,000 B+        Yell Finance BV, Sr. Discount Notes, 13.500% due 8/1/11                                  1,603,125
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               22,941,869
-------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts -- 1.1%
   5,850,000 B         Felcor Lodging L.P., Sr. Notes, 9.500% due 9/15/08                                       6,069,375
   6,395,000 B+        Host Marriot L.P., Sr. Notes, Series I, 9.500% due 1/15/07                               6,810,675
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               12,880,050
-------------------------------------------------------------------------------------------------------------------------
Retail -- 4.2%
   1,115,000 B-        American Restaurant Group Inc., Sr. Notes, Series D, 11.500% due 11/1/06                   808,375
   2,655,000 CCC+      CKE Restaurants Inc., Sr. Sub. Notes, 9.125% due 5/1/09                                  2,535,525
   2,000,000 B         Cole National Group, Inc., Sr. Sub. Notes, 8.625% due 8/15/07                            1,980,000
   1,895,000 CCC       Denny's Corp., Sr. Notes, 11.250% due 1/15/08                                            1,279,125
   2,350,000 CCC+      Eye Care Centers of America Inc., Sr. Notes, 9.125% due 5/1/08                           2,200,187
   1,120,000 B+        Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 5/1/08                                  1,136,800
     941,000 B-        Friendly Ice Cream Corp., Sr. Notes, 10.500% due 12/1/07                                   964,525
                       The Gap Inc., Notes:
   1,120,000 BB+        8.150% due 12/15/05                                                                     1,237,600
     500,000 BB+        6.900% due 9/15/07                                                                        528,750
   3,700,000 BB+        8.800% due 12/15/08                                                                     4,393,750
   1,985,000 B         The Great Atlantic & Pacific Tea Co., Notes, 7.750% due 4/15/07                          1,816,275
                       J.C. Penney Co., Notes:
   4,750,000 BB+        8.000% due 3/1/10                                                                       4,845,000
   4,678,000 BB+        9.000% due 8/1/12                                                                       4,958,680
   2,164,000 B-        Jo-Ann Stores Inc., Sr. Sub. Notes, 10.375% due 5/1/07                                   2,288,430
   1,910,000 BB-       The Pep Boys -- Manny, Moe & Jack, Medium-Term Notes, Series A, 6.710% due 11/3/04       1,926,713
   1,152,000 B-        Petro Stopping Center L.P., Sr. Notes, 10.500% due 2/1/07                                1,146,240
                       Rite Aid Corp.:
   7,325,000 B-         Notes, 7.125% due 1/15/07                                                               7,178,500
                        Sr. Notes:
   1,320,000 B-           7.625% due 4/15/05                                                                    1,313,400
   1,750,000 B-           11.250% due 7/1/08                                                                    1,863,750
   4,182,000 BB        Saks Inc., Sr. Notes, 9.875% due 10/1/11                                                 4,683,840
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               49,085,465
-------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


             12 Smith Barney High Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(a)                          SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------------
Technology -- 0.4%
$  4,335,000 BBB-      Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08    $      4,293,818
----------------------------------------------------------------------------------------------------
Telecommunications -- 13.9%
   4,845,000 CC        AirGate PCS, Inc., Sr. Sub. Notes, step bond to yield
                         15.111% due 10/1/09                                                2,688,975
   5,285,000 CCC-      Alamosa Delaware, Inc., Sr. Notes, 12.500% due 2/1/11                4,571,525
   3,630,000 CCC-      Alamosa Holdings, Inc., Sr. Discount Notes, step bond to
                         yield 13.863% due 2/15/10                                          2,377,650
  10,225,000 CCC       American Tower Corp., Sr. Notes, 9.375% due 2/1/09                  10,480,625
   2,040,000 CCC       American Tower Escrow Units, Discount Notes, zero coupon
                         bond to yield 8.314% due 8/1/08                                    1,356,600
                       AT&T Corp., Sr. Notes:
   4,600,000 BBB         7.300% due 11/15/11                                                5,051,987
   9,025,000 BBB         8.000% due 11/15/31                                                9,576,662
                       AT&T Wireless Services Inc., Sr. Notes:
   9,150,000 BBB         7.875% due 3/1/11                                                 10,318,784
   8,100,000 BBB         8.125% due 5/1/12                                                  9,269,284
   1,925,000 BBB         8.750% due 3/1/31                                                  2,226,089
   2,155,000 B+        Avaya Inc., Secured Sr. Notes, 11.125% due 4/1/09                    2,424,375
                       Crown Castle International Corp.:
   3,150,000 CCC         Sr. Discount Notes, step bond to yield 10.308% due 5/15/11         3,102,750
                         Sr. Notes:
   2,350,000 CCC          9.375% due 8/1/11                                                 2,467,500
   3,880,000 CCC          10.750% due 8/1/11                                                4,268,000
   3,545,000 B3*       Dobson/Sygnet Communications Co., Sr. Notes, 12.250% due
                         12/15/08                                                           3,775,425
   3,570,000 D         GT Group Telecom Inc., Sr. Discount Notes, step bond to
                         yield 16.403% due 2/1/10 (b)(e)                                          357
   1,965,000 C         Horizon PCS, Inc., Sr. Sub. Discount Notes, step bond to
                         yield 14.482% due 10/1/10 (b)(e)                                     314,400
                       Nextel Communications, Inc.:
  19,205,000 B+          Sr. Discount Notes, step bond to yield 10.568% due 2/15/08        20,069,225
                         Sr. Notes:
   2,250,000 B+           9.375% due 11/15/09                                               2,396,250
   3,070,000 CCC+         12.500% due 11/15/09                                              3,407,700
   4,325,000 B         Nortel Networks Corp., Sr. Notes, 6.875% due 9/1/23                  3,806,000
   1,825,000 B         Northern Telecom Capital, Sr. Notes, 7.875% due 6/15/26              1,688,125
                       Qwest Corp.:
   4,175,000 B-          Debentures, 6.875% due 9/15/33                                     3,486,125
   8,255,000 B-          Notes, 8.875% due 3/15/12 (c)                                      8,502,650
                       Qwest Services Corp., Notes:
   1,250,000 CCC+        13.500% due 12/15/10 (c)                                           1,350,000
   6,862,000 CCC+        14.000% due 12/15/14 (c)                                           7,702,595
                       SBA Communications Corp.:
   4,625,000 CC          Sr. Discount Notes, step bond to yield 12.000% due 3/1/08          4,856,250
   2,300,000 CC          Sr. Notes, 10.250% due 2/1/09                                      2,162,000
   3,375,000 CCC+      Spectrasite Inc., Sr. Notes, 8.250% due 5/15/10 (c)                  3,526,875
                       Sprint Capital Corp., Sr. Notes:
   6,825,000 BBB-        6.875% due 11/15/28                                                6,145,298
  11,875,000 BBB-        8.750% due 3/15/32                                                12,896,963
   4,750,000 B+        Triton PCS Inc., Sr. Notes, 8.500% due 6/1/13 (c)                    4,963,750
----------------------------------------------------------------------------------------------------
                                                                                          161,230,794
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


             13 Smith Barney High Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(a)                           SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------------
Textiles/Apparel -- 1.3%
                       Levi Strauss & Co.:
$  1,640,000 BB-         Notes, 7.000% due 11/1/06                                    $     1,369,400
                         Sr. Notes:
   5,090,000 BB-          11.625% due 1/15/08                                               4,606,450
   4,175,000 BB-          12.250% due 12/15/12                                              3,548,750
   3,005,000 B-        Tropical Sportswear International Corp., Sr. Sub. Notes,
                         Series A, 11.000% due 6/15/08                                      2,959,925
   2,520,000 B         The William Carter Co., Sr. Sub. Notes, Series B, 10.875% due
                         8/15/11                                                            2,822,400
----------------------------------------------------------------------------------------------------
                                                                                           15,306,925
----------------------------------------------------------------------------------------------------
Utilities -- 9.7%
                       The AES Corp.:
   7,585,000 B-          Sr. Notes, 9.500% due 6/1/09                                       7,205,750
                         Sr. Sub. Notes:
   2,630,000 B-           10.250% due 7/15/06                                               2,643,150
     275,000 B-           8.375% due 8/15/07                                                  248,875
   1,000,000 B-           8.500% due 11/1/07                                                  905,000
   1,070,000 BB+       Avista Corp., Sr. Notes, 9.750% due 6/1/08                           1,223,812
                       Avon Energy Partners Holdings:
   6,375,000 CC          Notes, 6.460% due 3/4/08 (c)                                       5,594,062
   4,250,000 CC          Sr. Notes, 7.050% due 12/11/07 (c)                                 3,729,375
  11,080,000 CCC+      Calpine Canada Energy Finance ULC, Sr. Notes, 8.500% due
                         5/1/08                                                             8,310,000
                       Calpine Corp.:
   2,100,000 B           Secured Sr. Notes, 8.500% due 7/15/10 (c)                          1,900,500
  11,735,000 CCC+        Sr. Notes, 8.625% due 8/15/10                                      8,566,550
   1,970,000 B+        CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04                     1,979,850
                       Dynegy Holdings Inc., Debentures:
   7,750,000 CCC+        7.125% due 5/15/18                                                 5,696,250
   6,650,000 CCC+        7.625% due 10/15/26                                                5,020,750
                       Edison Mission Energy, Sr. Notes:
   3,735,000 BB-         10.000% due 8/15/08                                                2,969,325
   1,775,000 BB-         7.730% due 6/15/09                                                 1,340,125
   8,930,000 BB-         9.875% due 4/15/11                                                 7,010,050
                       El Paso Corp., Sr. Notes, Series MTN:
   4,875,000 B           7.800% due 8/1/31                                                  3,461,250
   9,075,000 B           7.750% due 1/15/32                                                 6,443,250
   2,995,000 BB-       El Paso Energy Partners, Sr. Notes, Series B, 8.500% due
                         6/1/11                                                             3,174,700
                       Mirant Americas Generation, Inc., Sr. Notes:
   2,200,000 D           7.625% due 5/1/06 (b)                                              1,617,000
   6,000,000 D           9.125% due 5/1/31 (b)                                              4,350,000
   6,940,000 B-        Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10            7,946,300
   4,600,000 B         Reliant Resources, Inc., Secured Sr. Notes, 9.500% due
                         7/15/13 (c)                                                        4,439,000
                       The Williams Cos. Inc.:
                         Notes:
   2,250,000 B+           7.625% due 7/15/19                                                2,013,750
  11,250,000 B+           7.875% due 9/1/21                                                10,181,250
   1,525,000 B+           8.750% due 3/15/32                                                1,444,938
   3,500,000 B+          Sr. Notes, 8.625% due 6/1/10                                       3,508,750
----------------------------------------------------------------------------------------------------
                                                                                          112,923,612
----------------------------------------------------------------------------------------------------
                       TOTAL CORPORATE BONDS AND NOTES (Cost -- $1,053,209,456)         1,074,593,916
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


             14 Smith Barney High Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT+     RATING(a)                                   SECURITY                                        VALUE
---------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 3.0%
Broadcasting/Cable -- 0.1%
2,890,000/GBP/ C         Telewest Communications PLC, Sr. Notes, 5.250% due 2/19/07 (b)               $     1,581,199
---------------------------------------------------------------------------------------------------------------------
Energy -- 0.2%
     2,775,000 B-        Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04                                 2,813,156
---------------------------------------------------------------------------------------------------------------------
Healthcare -- 0.5%
     5,585,000 B         Total Renal Care Holdings, Inc., Sub. Notes, 7.000% due 5/15/09                    5,808,400
---------------------------------------------------------------------------------------------------------------------
Semiconductors -- 1.2%
     4,415,000 CCC+      Amkor Technology, Inc., Sub. Notes, 5.000% due 3/15/07                             3,874,162
     5,905,000 B         LSI Logic Corp., Sub. Notes, 4.000% due 2/15/05                                    5,786,900
     4,480,000 NR        TriQuint Semiconductor, Inc., Sub. Notes, 4.000% due 3/1/07                        3,886,400
---------------------------------------------------------------------------------------------------------------------
                                                                                                           13,547,462
---------------------------------------------------------------------------------------------------------------------
Technology -- 0.4%
     9,375,000 B         Sanmina Corp., Sub. Debentures, zero coupon bond to yield 9.817% due 9/12/20       4,546,875
---------------------------------------------------------------------------------------------------------------------
Telecommunications -- 0.6%
6,705,000/EUR/ B-        COLT Telecom Group PLC, Sr. Notes, 2.000% due 4/3/07 (c)                           6,589,677
---------------------------------------------------------------------------------------------------------------------
                         TOTAL CONVERTIBLE CORPORATE BONDS
                         (Cost -- $30,089,481)                                                             34,886,769
---------------------------------------------------------------------------------------------------------------------

   SHARES                                                  SECURITY                                        VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 0.1%
Foods - Major Diversified -- 0.0%
       185,784           Aurora Foods Inc. (d)                                                                 25,638
---------------------------------------------------------------------------------------------------------------------
Telecommunications -- 0.1%
        59,257           Crown Castle International Corp. (d)                                                 586,643
         7,716           McLeodUSA Inc., Class A Shares (d)                                                     7,562
         9,100           Motorola Inc.                                                                        301,665
        18,375           Pagemart Nationwide Inc. (d)                                                             184
---------------------------------------------------------------------------------------------------------------------
                                                                                                              896,054
---------------------------------------------------------------------------------------------------------------------
                         TOTAL COMMON STOCK
                         (Cost -- $1,493,974)                                                                 921,692
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.3%
Aerospace and Defense -- 0.0%
         3,950           Northrop Grumman Corp., 7.250% Equity Security Units                                 409,813
---------------------------------------------------------------------------------------------------------------------
Broadcasting/Cable -- 0.1%
        10,100           CSC Holdings Inc.                                                                  1,052,925
---------------------------------------------------------------------------------------------------------------------
Technology -- 0.0%
        10,149           Viasystems Group Inc.                                                                      0
---------------------------------------------------------------------------------------------------------------------
Telecommunications -- 0.2%
         3,000           Broadwing Communications Services Inc., Series B, 12.500% Jr. Exchangeable           615,000
        42,500           Crown Castle International Corp., 6.250% Convertible                               1,620,312
         2,880           Dobson Communications Corp., 13.000% Sr. Exchangeable                                285,870
        12,500           Global Crossing Ltd., 6.750% Cumulative Convertible                                      125
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,521,307
---------------------------------------------------------------------------------------------------------------------
                         TOTAL PREFERRED STOCK
                         (Cost -- $7,682,127)                                                               3,984,045
---------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            15 Smith Barney High Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


 WARRANTS                                              SECURITY                                                VALUE
-------------------------------------------------------------------------------------------------------------------------
WARRANTS (d) -- 0.0%
Broadcasting/Cable -- 0.0%
     21,675 UIH Australia/Pacific, Expire 5/15/06                                                          $          217
-------------------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 0.0%
        545 Pliant Corp., Expire 6/1/10 (c)                                                                           273
-------------------------------------------------------------------------------------------------------------------------
Printing/Publishing -- 0.0%
      3,775 Merrill Corp., Expire 5/1/09                                                                                0
-------------------------------------------------------------------------------------------------------------------------
Technology -- 0.0%
      3,650 Cybernet Internet Services International, Inc., Expire 7/1/09 (c)                                           5
     12,360 WAM!NET Inc., Expire 3/1/05                                                                               124
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                      129
-------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
      2,040 American Tower Corp., Expire 8/1/08 (c)                                                               235,620
      3,305 GT Group Telecom Inc., Expire 2/1/10 (c)                                                                2,479
      2,440 Horizon PCS, Inc., Expire 10/1/10 (c)                                                                     122
     10,475 Iridium World Communications Ltd., Expire 7/15/05 (c)                                                     105
      2,735 IWO Holdings Inc., Expire 1/15/11 (c)                                                                      27
      1,835 Jazztel PLC, Expire 7/15/10 (c)                                                                             0
     37,490 Pagemart Inc., Expire 12/31/03                                                                            375
      9,550 RSL Communications, Ltd., Expire 11/15/06 (b)                                                           1,343
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  240,071
-------------------------------------------------------------------------------------------------------------------------
            TOTAL WARRANTS
            (Cost -- $2,686,350)                                                                                  240,690
-------------------------------------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                               SECURITY                                                VALUE
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.2%
$48,952,000 UBS Warburg LLC, 1.050% due 8/1/03; Proceeds at maturity -- $48,953,428; (Fully collateralized by U.S. Treasury Notes and Bonds, 1.500% to 6.125% due 4/30/05 to 8/15/29;
              Market value -- $49,777,853) (Cost -- $48,952,000)                                               48,952,000
-------------------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $1,144,113,388**)                                                                     $1,163,579,112
-------------------------------------------------------------------------------------------------------------------------

 +  Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Security is currently in default.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Non-income producing security.
(e) Security is issued with attached warrants.
**  Aggregate cost for Federal income tax purposes is $1,146,864,341.

  Currency abbreviations used in this schedule:
  EUR  -- Euro
  GBP  -- British Pound

  See page 17 for definitions of ratings.

                      See Notes to Financial Statements.

             16 Smith Barney High Income Fund | 2003 Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign, which is used to show relative standing within the major rating categories.

AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB, B, CCC   -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, and CC as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C            -- Bonds rated "C" are bonds on which no interest is being paid.
D            -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" through "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aa           -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa          -- Bonds rated "Baa" are considered to be medium grade
                obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.
Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not well characterize bonds in this class.
B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.
Caa          -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca           -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR           -- Indicates that the bond is not rated by Standard & Poor's or
                Moody's.

             17 Smith Barney High Income Fund | 2003 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                               JULY 31, 2003



ASSETS:
  Investments, at value (Cost -- $1,144,113,388)              $1,163,579,112
  Cash                                                                 9,149
  Dividends and interest receivable                               26,069,369
  Receivable for securities sold                                  10,052,169
  Receivable for Fund shares sold                                  1,892,810
----------------------------------------------------------------------------
  Total Assets                                                 1,201,602,609
----------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                 9,283,825
  Payable for Fund shares reacquired                               2,494,555
  Investment advisory fee payable                                    533,286
  Administration fee payable                                         198,006
  Distribution plan fees payable                                     135,248
  Accrued expenses                                                   159,232
----------------------------------------------------------------------------
  Total Liabilities                                               12,804,152
----------------------------------------------------------------------------
Total Net Assets                                              $1,188,798,457
----------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                  $      179,144
  Capital paid in excess of par value                          1,915,449,553
  Overdistributed net investment income                           (2,672,220)
  Accumulated net realized loss from investment transactions    (743,623,081)
  Net unrealized appreciation of investments                      19,465,061
----------------------------------------------------------------------------
Total Net Assets                                              $1,188,798,457
----------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                         63,542,287
----------------------------------------------------------------------------
  Class B                                                         59,052,802
----------------------------------------------------------------------------
  Class L                                                         32,671,663
----------------------------------------------------------------------------
  Class Y                                                         23,877,598
----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                       $6.62
----------------------------------------------------------------------------
  Class B *                                                            $6.64
----------------------------------------------------------------------------
  Class L *                                                            $6.65
----------------------------------------------------------------------------
  Class Y (and redemption price)                                       $6.65
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value
   per share)                                                          $6.93
----------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                          $6.72
----------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.


             18 Smith Barney High Income Fund | 2003 Annual Report

 STATEMENT OF OPERATIONS                        FOR THE YEAR ENDED JULY 31, 2003


INVESTMENT INCOME:
  Interest                                                    $ 109,644,677
  Dividends                                                         281,014
---------------------------------------------------------------------------
  Total Investment Income                                       109,925,691
---------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 2)                                5,065,779
  Distribution plan fees (Note 6)                                 4,634,991
  Administration fee (Note 2)                                     2,026,312
  Shareholder servicing fees (Note 6)                               659,606
  Audit and legal                                                   149,230
  Custody                                                           103,157
  Registration fees                                                  57,786
  Shareholder communications (Note 6)                                50,146
  Trustees' fees                                                     26,006
  Other                                                              31,829
---------------------------------------------------------------------------
  Total Expenses                                                 12,804,842
---------------------------------------------------------------------------
Net Investment Income                                            97,120,849
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES (NOTES 3 AND 4):
  Realized Gain (Loss) From:
   Investment transactions                                      (35,180,247)
   Foreign currency transactions                                     97,388
---------------------------------------------------------------------------
  Net Realized Loss                                             (35,082,859)
---------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments:
   Beginning of year                                           (128,558,953)
   End of year                                                   19,465,061
---------------------------------------------------------------------------
  Increase Net Unrealized Appreciation                          148,024,014
---------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                  112,941,155
---------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 210,062,004
---------------------------------------------------------------------------

                      See Notes to Financial Statements.


             19 Smith Barney High Income Fund | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS                FOR THE YEARS ENDED JULY 31,

                                                                   2003            2002
---------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                      $   97,120,849  $  111,217,997
   Net realized loss                                             (35,082,859)   (222,037,854)
   Increase (decrease) in net unrealized appreciation            148,024,014     (13,527,266)
---------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations             210,062,004    (124,347,123)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
   Net investment income                                         (97,087,728)   (106,982,185)
   Capital                                                        (7,858,481)    (12,007,256)
---------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders    (104,946,209)   (118,989,441)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
   Net proceeds from sale of shares                              461,238,980     345,026,909
   Net asset value of shares issued for reinvestment of
     dividends                                                    42,522,243      45,296,101
   Cost of shares reacquired                                    (340,928,270)   (398,421,144)
---------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Fund Share
     Transactions                                                162,832,953      (8,098,134)
---------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                267,948,748    (251,434,698)

NET ASSETS:
   Beginning of year                                             920,849,709   1,172,284,407
---------------------------------------------------------------------------------------------
   End of year*                                               $1,188,798,457  $  920,849,709
---------------------------------------------------------------------------------------------
* Includes overdistributed net investment income of:             $(2,672,220)    $(4,715,187)
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


             20 Smith Barney High Income Fund | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies

The Smith Barney High Income Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, SB Capital and Income Fund, formerly known as Smith Barney Premium Total Return Fund, SB Convertible Fund, formerly known as Smith Barney Convertible Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Dividend and Income Fund, formerly known as Smith Barney Balanced Fund, and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f ) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (g) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (h) dividend income is recorded on ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (i) gains or losses on the sale of securities are recorded by using the specific identification method; (j) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (k) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of the relative net assets of each class or on another reasonable basis; (l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At July 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly a portion of accumulated net realized loss of $13,403,692 was reclassed to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (m) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involve risk not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

            21 Smith Barney High Income Fund  | 2003 Annual Report

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. The Fund from time to time may also enter into options and/or futures contracts to hedge market or currency risk.

2. Investment Advisory Agreement, Administration Agreement and
   Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended July 31, 2003, the Fund paid transfer agent fees of $601,117 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended July 31, 2003, CGM and its affiliates received sales charges of approximately $877,000 and $609,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended July 31, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                                      Class A Class B  Class L
------------------------------------------------------------------------------
CDSCs                                                 $1,000  $501,000 $23,000
-----------------------------------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the year ended July 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-----------------------------------------------------------------------------
Purchases                                                         $636,923,560
-----------------------------------------------------------------------------
Sales                                                              508,669,821
-----------------------------------------------------------------------------

            22 Smith Barney High Income Fund  | 2003 Annual Report

At July 31, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

----------------------------------------------------------------------------
Gross unrealized appreciation                                   $ 86,906,889
Gross unrealized depreciation                                    (70,192,118)
----------------------------------------------------------------------------
Net unrealized appreciation                                     $ 16,714,771
----------------------------------------------------------------------------

4. Forward Foreign Currency Contracts

The Fund may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates.

At July 31, 2003, the Fund did not have any open forward foreign currency contracts.

5. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

6. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. For the year ended July 31, 2003, total Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                             Class A   Class B    Class L
---------------------------------------------------------------------------
Distribution Plan Fees                       $896,948 $2,574,728 $1,163,315
--------------------------------------------------------------------------

For the year ended July 31, 2003, total Shareholder Servicing fees were as follows:

                                    Class A  Class B   Class L    Class Y
---------------------------------------------------------------------------
Shareholder Servicing Fees          $292,298 $267,335  $99,622      $351
--------------------------------------------------------------------------

For the year ended July 31, 2003, total Shareholder Communication expenses were as follows:

                                    Class A  Class B   Class L    Class Y
---------------------------------------------------------------------------
Shareholder Communication Expenses   $19,446  $20,492   $9,329      $879
--------------------------------------------------------------------------

            23 Smith Barney High Income Fund  | 2003 Annual Report

7. Distributions Paid to Shareholders by Class

                                                    Year Ended    Year Ended
                                                   July 31, 2003 July 31, 2002
------------------------------------------------------------------------------
Class A
Net investment income                               $35,214,408   $36,743,116
Capital                                               2,850,327     4,123,901
-----------------------------------------------------------------------------
Total                                               $38,064,735   $40,867,017
-----------------------------------------------------------------------------
Class B
Net investment income                               $31,720,372   $38,775,485
Capital                                               2,567,512     4,352,007
-----------------------------------------------------------------------------
Total                                               $34,287,884   $43,127,492
-----------------------------------------------------------------------------
Class L
Net investment income                               $15,548,806   $15,888,077
Capital                                               1,258,553     1,783,215
-----------------------------------------------------------------------------
Total                                               $16,807,359   $17,671,292
-----------------------------------------------------------------------------
Class Y
Net investment income                               $14,604,142   $15,575,507
Capital                                               1,182,089     1,748,133
-----------------------------------------------------------------------------
Total                                               $15,786,231   $17,323,640
-----------------------------------------------------------------------------

8. Shares of Beneficial Interest

At July 31, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                         Year Ended                         Year Ended
                                        July 31, 2003                      July 31, 2002
                                 --------------------------         --------------------------
                                    Shares           Amount            Shares        Amount
----------------------------------------------------------------------------------------------
Class A
Shares sold                       30,136,915     $ 192,459,489       15,223,090  $ 106,593,937
Shares issued on reinvestment      2,950,452        18,454,438        2,873,147     19,579,610
Shares reacquired                (22,899,024)     (146,084,174)     (15,868,821)  (108,921,848)
----------------------------------------------------------------------------------------------
Net Increase                      10,188,343     $  64,829,753        2,227,416  $  17,251,699

----------------------------------------------------------------------------------------------
Class B
Shares sold                       15,368,552     $  97,978,040        9,757,951  $  68,518,657
Shares issued on reinvestment      2,110,472        13,212,217        2,376,812     16,249,202
Shares reacquired                (13,584,978)      (84,362,586)     (18,416,362)  (126,755,609)
----------------------------------------------------------------------------------------------
Net Increase (Decrease)            3,894,046     $  26,827,671       (6,281,599) $ (41,987,750)

----------------------------------------------------------------------------------------------
Class L
Shares sold                       12,587,139     $  81,050,273        7,249,704  $  51,078,401
Shares issued on reinvestment      1,316,089         8,278,764        1,282,493      8,765,964
Shares reacquired                 (5,557,313)      (34,566,823)      (6,275,143)   (42,945,256)
----------------------------------------------------------------------------------------------
Net Increase                       8,345,915     $  54,762,214        2,257,054  $  16,899,109
----------------------------------------------------------------------------------------------

            24 Smith Barney High Income Fund  | 2003 Annual Report

                                  Year Ended                   Year Ended
                                July 31, 2003                 July 31, 2002
                          -------------------------    ---------------------------
                             Shares         Amount        Shares        Amount
----------------------------------------------------------------------------------
Class Y
Shares sold                14,898,844    $ 89,751,178   16,956,182  $ 118,835,914
Shares issued on
 reinvestment                 403,190       2,576,824       99,723        701,325
Shares reacquired         (12,394,695)    (75,914,687) (17,099,792)  (119,727,994)
----------------------------------------------------------------------------------
Net Increase (Decrease)     2,907,339    $ 16,413,315      (43,887) $    (190,755)
----------------------------------------------------------------------------------
Class Z*
Shares reacquired                  --              --       (9,480) $     (70,437)
----------------------------------------------------------------------------------
Net Decrease                       --              --       (9,480) $     (70,437)
----------------------------------------------------------------------------------

*As of August 30, 2001, Class Z shares were fully redeemed.

9. Capital Loss Carryforward

At July 31, 2003, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $716,910,000 available, to offset future realized capital gains. To the extent that these capital carryforward losses are used to offset realized capital gains, it is probable that the gains so offset will not be distributed. The following capital loss carryforward amounts expire on July 31 in the year indicated below:

                                                                   Carryforward
Year                                                                 Amounts
-------------------------------------------------------------------------------
2004                                                               $ 23,360,000
2007                                                                 25,768,000
2008                                                                 97,094,000
2009                                                                130,523,000
2010                                                                300,397,000
2011                                                                139,768,000
-------------------------------------------------------------------------------

In addition the Fund had $26,634,749 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

10.Income Tax Information and Distributions to Shareholders

At July 31, 2003, the tax basis components of distributable earnings were:

--------------------------------------------------------------------------
Accumulated capital losses                                   $(716,909,599)
--------------------------------------------------------------------------
Unrealized appreciation                                         16,714,108
--------------------------------------------------------------------------

The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sale loss deferrals and the tax treatment of accretion of discounts and amortization of premiums.

The tax character of distributions paid during the year ended July 31, 2003 was:

-------------------------------------------------------------------------
Ordinary income                                              $ 97,087,728
Capital                                                         7,858,481
-------------------------------------------------------------------------
Total                                                        $104,946,209
-------------------------------------------------------------------------


            25 Smith Barney High Income Fund  | 2003 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares                                   2003/(1)/    2002/(1)/    2001/(1)/    2000/(1)/    1999/(1)/
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $ 5.97       $ 7.52       $ 9.43      $ 10.30       $11.74
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(2)/                        0.62         0.72         0.96         1.04         1.00
 Net realized and unrealized gain (loss)/(2)/      0.69        (1.50)       (1.88)       (0.95)       (1.44)
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                1.31        (0.78)       (0.92)        0.09        (0.44)
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.61)       (0.69)       (0.99)       (0.96)       (0.99)
 Capital                                          (0.05)       (0.08)       (0.00)*         --        (0.01)
--------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.66)       (0.77)       (0.99)       (0.96)       (1.00)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $ 6.62       $ 5.97       $ 7.52       $ 9.43       $10.30
--------------------------------------------------------------------------------------------------------------
Total Return                                      23.23%      (11.21)%     (10.33)%       0.93%       (3.65)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $420,603     $318,788     $384,411     $412,333     $493,725
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                          1.07%        1.08%        1.06%        1.08%        1.05%
 Net investment income/(2)/                        9.76        10.31        11.30        10.43         9.24
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              53%          83%          82%          65%          96%
--------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.72, $1.50 and 10.43% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 *  Amount represents less than $0.01 per share.

             26 Smith Barney High Income Fund | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares                                    2003/(1)/     2002/(1)/     2001/(1)/     2000/(1)/     1999/(1)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $ 5.99        $ 7.53        $ 9.44        $10.31        $11.75
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(2)/                       0.59          0.68          0.91          0.98          0.95
 Net realized and unrealized gain (loss)/(2)/     0.68         (1.49)        (1.88)        (0.94)        (1.44)
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.27         (0.81)        (0.97)         0.04         (0.49)
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.57)        (0.65)        (0.94)        (0.91)        (0.94)
 Capital                                         (0.05)        (0.08)        (0.00)*          --         (0.01)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.62)        (0.73)        (0.94)        (0.91)        (0.95)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $ 6.64        $ 5.99        $ 7.53        $ 9.44        $10.31
-------------------------------------------------------------------------------------------------------------------
Total Return                                     22.45%       (11.53)%      (10.82)%        0.40%        (4.15)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $392,229      $330,362      $462,757      $614,996      $817,382
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         1.57%         1.57%         1.56%         1.57%         1.55%
 Net investment income/(2)/                       9.31          9.82         10.78          9.87          8.75
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             53%           83%           82%           65%           96%
-------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.69, $1.50 and 9.94% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 *  Amount represents less than $0.01 per share.

            27 Smith Barney High Income Fund  | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                                   2003/(1)/     2002/(1)/     2001/(1)/     2000/(1)/     1999/(1)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $ 6.00        $ 7.54        $ 9.46        $10.32         $11.76
------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(2)/                       0.59          0.69          0.91          0.99           0.96
 Net realized and unrealized gain (loss)/(2)/     0.69         (1.49)        (1.88)        (0.94)         (1.45)
------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.28         (0.80)        (0.97)         0.05          (0.49)
------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.58)        (0.66)        (0.95)        (0.91)         (0.94)
 Capital                                         (0.05)        (0.08)        (0.00)*          --          (0.01)
------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.63)        (0.74)        (0.95)        (0.91)         (0.95)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $ 6.65        $ 6.00        $ 7.54        $ 9.46         $10.32
------------------------------------------------------------------------------------------------------------------
Total Return                                     22.55%       (11.43)%      (10.83)%        0.57%         (4.08)%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $217,246      $145,900      $166,482      $122,367       $142,477
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         1.50%         1.51%         1.49%         1.51%          1.48%
 Net investment income/(2)/                       9.31          9.88         10.88          9.96           8.84
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             53%           83%           82%           65%            96%
------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.69, $1.49 and 10.00% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 *  Amount represents less than $0.01 per share.

            28 Smith Barney High Income Fund  | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class Y Shares                                  2003/(1)/    2002/(1)/    2001/(1)/    2000/(1)/    1999/(1)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year            $    6.00    $    7.55    $    9.46    $   10.33    $   11.77
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(2)/                        0.65         0.74         1.02         1.09         1.02
 Net realized and unrealized gain (loss)/(2)/      0.68        (1.50)       (1.92)       (0.97)       (1.42)
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                1.33        (0.76)       (0.90)        0.12        (0.40)
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.63)       (0.71)       (1.01)       (0.99)       (1.03)
 Capital                                          (0.05)       (0.08)       (0.00)*         --        (0.01)
-----------------------------------------------------------------------------------------------------------
Total Distributions                               (0.68)       (0.79)       (1.01)       (0.99)       (1.04)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $    6.65    $    6.00    $    7.55    $    9.46    $   10.33
-----------------------------------------------------------------------------------------------------------
Total Return                                      23.58%      (10.84)%      (9.99)%       1.29%       (3.33)%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $158,720     $125,800     $158,563     $246,376     $211,693
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                          0.73%        0.74%        0.72%        0.71%        0.72%
 Net investment income/(2)/                       10.14        10.66        11.63        10.87         9.52
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              53%          83%          82%          65%          96%
-----------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.75, $1.51 and 10.77% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 *  Amount represents less than $0.01 per share.

             29 Smith Barney High Income Fund | 2003 Annual Report

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Trustees of
Smith Barney Income Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney High Income Fund of Smith Barney Income Funds as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney High Income Fund of Smith Barney Income Funds as of July 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                            /s/ KPMG LLP

New York, New York
September 12, 2003

             30 Smith Barney High Income Fund | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Trustees and Officers

The business and affairs of the Smith Barney High Income Fund ("Fund") are managed under the direction of the Smith Barney Income Fund's ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                                 Number of
                                                                                               Portfolios in
                                           Term of Office*                                     Fund Complex        Other
                          Position(s) Held  and Length of  Principal Occupation(s) During Past  Overseen by    Trusteeships
Name, Address and Age        with Fund       Time Served               Five Years                 Trustee     Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:
Lee Abraham                   Trustee           Since        Retired; Former Chairman and           28       Signet Group PLC
13732 LeHavre Drive                             1993         CEO of Associated
Frenchman's Creek                                            Merchandising Corp., a major
Palm Beach Gardens, FL                                       retail merchandising
33410                                                        organization; Former Director
Age 75                                                       of Galey & Lord, Liz
                                                             Claiborne and R.G. Barry Corp.

Allan J. Bloostein            Trustee           Since        President of Allan Bloostein           35       Taubman Centers
27 West 67th Street                             1985         Associates, a consulting                        Inc.
Apt. 5FW                                                     firm; Former Director of CVS
New York, NY 10023                                           Corp.
Age 73

Jane F. Dasher                Trustee           Since        Controller of PBK Holdings             28              None
Korsant Partners                                1999         Inc., a family investment
283 Greenwich Avenue                                         company
3rd Floor
Greenwich, CT 06830
Age 53

Richard E. Hanson, Jr.        Trustee           Since        Retired; Former Head of the            28              None
2751 Vermont Route 140                          1985         New Atlanta Jewish Community
Poultney, VT 05764                                           High School
Age 61

Paul Hardin                   Trustee           Since        Professor of Law & Chancellor          36              None
12083 Morehead                                  1999         Emeritus at the University of
Chapel Hill, NC                                              North Carolina
27514-8426
Age 71

Roderick C. Rasmussen         Trustee           Since        Investment Counselor                   28              None
9 Cadence Court                                 1999
Morristown, NJ 07960
Age 76

John P. Toolan 7202           Trustee           Since        Retired                                28       John Hancock Funds
Southeast Golf Ridge Way                        1999
Hobe Sound, FL 33455
Age 72


             31 Smith Barney High Income Fund | 2003 Annual Report

                                                                                             Number of
                                                                                           Portfolios in
                                            Term of Office*           Principal            Fund Complex       Other
Name, Address and       Position(s) Held     and Length of    Occupation(s) During Past     Overseen by   Trusteeships
Age                        with Fund          Time Served            Five Years               Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------
Interested Trustee:
R. Jay Gerken, CFA** Chairman, President         Since      Managing Director of                219           None
CGM                  and Chief Executive         2002       Citigroup Global Markets Inc.
399 Park Avenue,     Officer                                ("CGM"); Chairman, President
4th Floor                                                   and Chief Executive Officer
New York, NY 10022                                          of Smith Barney Fund
Age 52                                                      Management LLC ("SBFM"),
                                                            Travelers Investment Adviser,
                                                            Inc. ("TIA") and Citi Fund
                                                            Management Inc. ("CFM")

Officers:
Lewis E. Daidone     Senior Vice President       Since      Managing Director of CGM;           N/A           N/A
CGM                  and Chief                   1995       Director and Senior Vice
125 Broad Street,    Administrative Officer                 President of SBFM and TIA;
11th Floor                                                  Director of CFM; Former Chief
New York, NY 10004                                          Financial Officer and
Age 45                                                      Treasurer of mutual funds
                                                            affiliated with Citigroup Inc.

Richard L.           Chief Financial             Since      Director and Head of Internal       N/A           N/A
Peteka CGM           Officer and Treasurer       2002       Control for Citigroup Asset
125 Broad Street,                                           Management U.S. Mutual Fund
11th Floor                                                  Administration from
New York, NY 10004                                          1999-2002; Vice President,
Age 42                                                      Head of Mutual Fund
                                                            Administration and Treasurer
                                                            at Oppenheimer Capital from
                                                            1996-1999

Beth A. Semmel, CFA  Vice President and          Since      Managing Director of Salomon        N/A           N/A
CGM                  Investment Officer          2002       Brothers Asset Management Inc
399 Park Avenue,                                            ("SBAM")
4th Floor
New York, NY 10022
Age 42

Peter J. Wilby, CFA  Vice President and          Since      Managing Director,                  N/A           N/A
CGM                  Investment Officer          2002       Chief Investment Officer of
399 Park Avenue,                                            SBAM
4th Floor
New York, NY 10022
Age 44

Kaprel Ozsolak CGM   Controller                  Since      Vice President of CGM               N/A           N/A
125 Broad Street,                                2002
11th Floor
New York, NY 10004
Age 37

Christina T. Sydor   Secretary                   Since      Managing Director of CGM;           N/A           N/A
 CGM                                             1995       General Counsel and Secretary
300 First Stamford                                          of SBFM and TIA
Place
4th Floor
Stamford, CT 06902
Age 52

--------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


             32 Smith Barney High Income Fund | 2003 Annual Report

                                 SMITH BARNEY
                               HIGH INCOME FUND



                      TRUSTEES                     INVESTMENT ADVISER
                      Lee Abraham                  AND ADMINISTRATOR
                      Allan J. Bloostein           Smith Barney Fund
                      Jane F. Dasher                 Management LLC
                      R. Jay Gerken, CFA
                        Chairman                   DISTRIBUTOR
                      Richard E. Hanson, Jr.       Citigroup Global Markets Inc.
                      Paul Hardin
                      Roderick C. Rasmussen        CUSTODIAN
                      John P. Toolan               State Street Bank and
                                                     Trust Company
                      OFFICERS
                      R. Jay Gerken, CFA           TRANSFER AGENT
                      President and                Citicorp Trust Bank, fsb.
                      Chief Executive Officer      125 Broad Street, 11th Floor
                                                   New York, New York 10004
                      Lewis E. Daidone
                      Senior Vice President and    SUB-TRANSFER AGENT
                      Chief Administrative Officer PFPC Global Fund Services
                                                   P.O. Box 9699
                      Richard L. Peteka            Providence, Rhode Island
                      Chief Financial Officer      02940-9699
                      and Treasurer

                      Beth A. Semmel, CFA
                      Vice President and
                      Investment Officer

                      Peter J. Wilby, CFA
                      Vice President and
                      Investment Officer

                      Kaprel Ozsolak
                      Controller

                      Christina T. Sydor
                      Secretary

 Smith Barney Income Funds

 Smith Barney High Income Fund
 The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.


 This report is submitted for the general information of the shareholders of Smith Barney Income Funds -- Smith Barney High Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after October 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY HIGH INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD0429 9/03                                                             03-5418

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Income Funds

Date: October 3, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Smith Barney Income Funds

Date: October 3, 2003

By:  /s/ Richard L. Peteka
     (Richard L. Peteka)
     Chief Financial Officer of
     Smith Barney Income Funds

Date: October 3, 2003